Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Summary of Trade and Other Payables

	2025	2024
	$m	$m
Current
Trade payables	103	111
Other tax and social security payables	57	61
Other payables	114	116
Contingent purchase consideration (note 24)	38	–
Accruals	364	362
	676	650

Non-current
Other payables	9	5
Contingent purchase consideration (note 24)	60	73
	69	78